Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Share Capital

Issued and fully paid:	Note	Number of shares millions	Share capital
At January 1, 2015		23,947	179,101
Issuance of share upon exercise of options		—	1

At December 31, 2015 and 2016		23,947	179,102
Shares issued	1	6,651	74,954

At December 31, 2017		30,598	254,056